FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “for” or “against” Mgmt
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Michael J. Castellano	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Richard E. Cavanagh	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Cynthia L. Egan	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Jerrold B. Harris	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director R. Glenn Hubbard	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Catherine A. Lynch	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Barbara G. Novick	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director John M. Perlowski	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	BlackRock MuniHoldings Fund, Inc.	MHD	09253N104	7/26/2016	Management	Elect Director Karen P. Robards	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	Invesco Quality Municipal Income Trust	IQI	46133G107	8/26/2016	Management	Elect Director Albert R. Dowden	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	Invesco Quality Municipal Income Trust	IQI	46133G107	8/26/2016	Management	Elect Director Eli Jones	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	Invesco Quality Municipal Income Trust	IQI	46133G107	8/26/2016	Management	Elect Director Raymond Stickel, Jr.	For	For	For
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	PUERTO RICO PUB BLDGS AUTH REVGTD	NULL	745235D40	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAP0	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAH8	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-09297	Nuveen Quality Municipal Income Fund	Nuveen Quality Municipal Income Fund	Puerto Rico Housing Finance Authority	NULL	74526LET6	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Municipal Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017